Accounts receivable net (Tables)	12 Months Ended
Sep. 30, 2024
Accounts receivable net
Schedule of accounts receivable
	As of	As of
	September 30,	September 30,
	2024	2023

Accounts receivable	$32,763,352	$24,692,164
Less: allowance for doubtful accounts	(302,914)	(14,719)
Accounts receivable, net	$32,460,438	$24,677,445